Impact of COVID-19 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Impact of COVID-19 [Abstract]
Net cash provided by operating activities	$ 6,507	$ 4,404	$ (21,738)